S-K 1605, De-SPAC Background and Terms	Sep. 28, 2026
De-SPAC Transactions, Shareholder Rights [Line Items]
De-SPAC, Security Holders are Entitled to Redemption Rights [Flag]	true
De-SPAC, Security Holders are Entitled to Appraisal Rights [Flag]	false
De-SPAC, Security Holders Redemption Rights Summary [Text Block]

Redemption Rights

Pursuant to the SVAQ Articles, a Public Shareholder (other than the SVAQ Insiders) may request that SVAQ redeem all or a portion of his, her or its Public Shares for cash if the Business Combination is consummated. Holders of Public Shares who wish to exercise their redemption rights must, prior to [    ], on [    ], 2026 (which date is two business days before the scheduled vote at the EGM), (A) submit a written request to the transfer agent, which request includes the legal name, phone number and address of the beneficial owner of the Public Shares for which redemption is requested, that SVAQ redeem all or a portion of their Public Shares for cash and (B) deliver their Public Shares to the transfer agent physically or electronically using the DTC’s DWAC (Deposit and Withdrawal at Custodian) system. Any holder of Public Shares (other than the SVAQ Insiders) will be entitled to demand that such holder’s Public Shares be redeemed for a full pro rata portion of the amount then in the Trust Account (including interest earned on the Trust Account not previously released to SVAQ to pay its taxes, net of taxes payable) (which, for illustrative purposes, was approximately $[    ], or $[    ] per Public Share, as of [    ], 2026).

Holders of SVAQ Units must elect to separate their SVAQ Public Units into the underlying Public Shares and SVAQ Public Warrants prior to exercising their redemption rights with respect to the Public Shares. If holders of SVAQ Public Units hold their SVAQ Public Units in an account at a brokerage firm or bank, such holders must notify their broker or bank that they elect to separate their SVAQ Public Units into the underlying Public Shares and SVAQ Public Warrants, or if a holder holds SVAQ Public Units registered in its own name, the holder must contact Equiniti, SVAQ’s transfer agent, directly and instruct it to do so. The redemption rights include the requirement that a holder must identify itself to SVAQ in order to validly exercise its redemption rights.

Holders of SVAQ Public Units do not need to separate their SVAQ Public Units into the underlying Public Shares and SVAQ Public Warrants prior to voting such underlying Public Shares at the EGM if they do not wish to exercise redemption rights.

Prior to exercising redemption rights, Public Shareholders should verify the market price of the SVAQ Class A Shares as they may receive higher proceeds from the sale of their Public Shares in the public market than from exercising their redemption rights if the market price per share is higher than the Redemption Price. SVAQ cannot assure shareholders that they will be able to sell their Public Shares in the open market, even if the market price per share is higher than the Redemption Price stated above, as there may not be sufficient liquidity in the SVAQ Class A Shares when Public Shareholders wish to sell their shares.

Any request for redemption, once made by a holder of Public Shares, may be withdrawn at any time up to the deadline for submitting redemption requests and thereafter, with SVAQ’s consent, until the Closing. If a holder delivers his, her or its Public Shares for redemption to Equiniti and later decides to withdraw such request prior to the deadline for submitting redemption requests, the holder may request that Equiniti return the shares (physically or electronically).

Any written demand of redemption rights must be received by Equiniti prior to the redemption deadline. No demand for redemption will be honored unless the holder’s Public Shares have been delivered (either physically or electronically) to Equiniti prior to the deadline for submitting redemption requests.

Notwithstanding the foregoing, a holder of Public Shares, together with any affiliate or any other person with whom he, she or it is acting in concert or as a partnership, syndicate or other group, will be restricted from seeking redemption with respect to more than 20% of the issued and outstanding Public Shares. Accordingly, all Public Shares in excess of 20% held by a shareholder, together with any affiliate of such holder or any other person with whom such holder is acting in concert or as a “group” (as defined under Section 13 of the Exchange Act), will not be redeemed.

As set forth in more detail elsewhere in this proxy statement/prospectus, the Public Shareholders that do not elect to redeem their Public Shares will experience immediate dilution as a result of the Business Combination. The Public Shareholders currently own approximately 73.3% of the issued and outstanding SVAQ Ordinary Shares. Even if no Public Shareholders redeem their Public Shares in the Business Combination, and assuming no exercises of SVAQ Public Warrants, SVAQ Private Warrants or any options, the Public Shareholders’ ownership will decrease from approximately 73.3% of the SVAQ Ordinary Shares prior to the Business Combination to owning approximately 6.3% of the total outstanding PubCo Common Stock at the Closing. As redemptions increase, the overall percentage ownership held by the Sponsor, other SVAQ Insiders and EigenQ Stockholders will increase as compared to the overall percentage ownership and voting percentage held by Public Shareholders, thereby increasing dilution to Public Shareholders. See “Risk Factors — Risks Related to SVAQ and the Business Combination — The SVAQ Shareholders will experience immediate dilution as a consequence of the issuance of PubCo Common Stock as consideration in the Business Combination. Having a minority share position may reduce the influence that SVAQ’s current shareholders have on the management of PubCo.”

De-SPAC, Security Holders Appraisal Rights Summary [Text Block]

Appraisal Rights and Dissenters’ Rights

SVAQ’s shareholders do not have appraisal rights in connection with the Business Combination or the Domestication under the DGCL. SVAQ’s shareholders do not have dissenters’ rights in connection with the Business Combination or the Domestication under Cayman Islands law.